UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                        UBS Juniper Crossover Fund L.L.C.
          ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
          ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
          ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


                                                                                                              MARKET VALUE/
            SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (108.22%)
                    -----------------------------------
                    COMMON STOCK (85.64%)
                    ---------------------
                    DIAGNOSTIC EQUIPMENT (2.57%)
           95,000   Gen-Probe, Inc. *                                                                 $         4,233,200
                                                                                                      ---------------------
                    DIAGNOSTIC KITS (2.05%)
          996,000   Orthovita, Inc. *                                                                           3,386,400
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (24.65%)
           94,000   Affymetrix, Inc. *                                                                          4,024,140
          125,000   Amgen, Inc. *                                                                               7,276,250
          137,878   BioCryst Pharmaceuticals, Inc. *, (b)                                                         635,617
           61,000   Enzon Pharmaceuticals, Inc. *                                                                 621,590
          200,000   Exelixis, Inc. *                                                                            1,356,000
          125,000   Genentech, Inc. *                                                                           7,076,250
          101,100   Genzyme Corp. *                                                                             5,786,964
          275,000   Human Genome Sciences, Inc. *                                                               2,535,500
          106,000   ICOS Corp. *                                                                                2,380,760
          194,100   LifeCell Corp. *                                                                            1,727,490
          217,000   Medimmune, Inc. *                                                                           5,166,770
           81,000   Transkaryotic Therapies, Inc. *                                                             2,022,165
                                                                                                      ---------------------
                                                                                                               40,609,496
                                                                                                      ---------------------
                    MEDICAL - DRUGS (40.41%)
          137,000   Altana AG - (Germany) **                                                                    8,733,429
           93,819   Auxilium Pharmaceuticals, Inc *                                                               561,038
          260,000   Chugai Pharmaceutical Co., Ltd - (Japan) **                                                 4,003,553
          105,000   Eli Lilly and Co.                                                                           5,470,500
          219,000   Fujisawa Pharmaceutical Co., Ltd - (Japan) **                                               5,277,007
          120,800   Ligand Pharmaceuticals, Inc. - Class B *                                                      692,184
           80,000   Ligand Pharmaceuticals, Inc. - Class B *, (b)                                                 458,400
          202,000   Novartis AG - (Switzerland) **                                                              9,456,834
           65,000   OSI Pharmaceuticals, Inc. *                                                                 2,687,100
          266,000   Pfizer, Inc.                                                                                6,987,820
          231,000   Schering-Plough Corp.                                                                       4,192,650
           10,000   Serono SA - Class B - (Switzerland) **                                                      7,282,490
          130,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **                                               6,210,733
          447,072   Vernalis Plc - (United Kingdom) *, **                                                         587,130
           94,000   Wyeth                                                                                       3,964,920
                                                                                                      ---------------------
                                                                                                               66,565,788
                                                                                                      ---------------------
                    MEDICAL - GENERIC DRUGS (0.90%)
           75,000   IVAX Corp.                                                                                  1,482,750
                                                                                                      ---------------------
                    MEDICAL - IMAGING SYSTEMS (5.91%)
          330,000   Given Imaging, Ltd. *, (b)                                                                  9,744,900
                                                                                                      ---------------------
                    THERAPEUTICS (9.13%)
          275,000   Abgenix, Inc. *                                                                             1,925,000
          651,473   Avanir Pharmaceuticals-Class A *                                                            1,433,240

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


                                                                                                              MARKET VALUE/
            SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (CONTINUED)
          451,558   DOV Pharmaceuticals, Inc. *, (b)                                                  $         6,177,314
          192,500   NPS Pharmaceuticals, Inc. *                                                                 2,429,350
          151,000   Tanox, Inc. *                                                                               1,449,600
           89,000   Theravance, Inc. *                                                                          1,624,250
                                                                                                      ---------------------
                                                                                                               15,038,754
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $120,007,665)                                                    141,061,288
                                                                                                      ---------------------
                    PREFERRED STOCKS (19.99%)
                    -------------------------
                    DIAGNOSTIC KITS (0.75%)
          215,061   Volcano Therapeutics, Series C *, (a)                                                       1,240,902
                                                                                                      ---------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (4.55%)
        1,071,500   Biosynexsus, Inc., Series C *, (a)                                                          1,580,463
          747,555   Corus Pharma, Inc., Series A *, (a)                                                           867,163
        1,058,169   Corus Pharma, Inc., Series B *, (a)                                                         1,227,476
        1,083,073   Corus Pharma, Inc., Series C *, (a)                                                         1,256,365
          476,436   Emphasys Medical, Inc., Series D *, (a)                                                       909,993
        1,235,335   Eximias Pharmaceuticals Corp., Series D *, (a)                                                661,813
          132,575   Rejuvenon Corp., Series B *, (a)                                                              413,634
          551,511   Salmedix, Inc., Series C *, (a)                                                               579,086
                                                                                                      ---------------------
                                                                                                                7,495,993
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (1.15%)
          316,091   Macrogenics, Inc., Series A1 & A2 *, (a)                                                      135,034
          982,489   Macrogenics, Inc., Series B *, (a)                                                            419,719
        1,307,000   Predix Pharmaceuticals Holdings, Inc., Series AB *, (a)                                       288,024
        4,729,409   Predix Pharmaceuticals Holdings, Inc., Series C *, (a)                                      1,042,220
                                                                                                      ---------------------
                                                                                                                1,884,997
                                                                                                      ---------------------
                    MEDICAL - DRUGS (0.30%)
           94,008   Peninsula Pharmaceuticals, Inc. *, (a)                                                        496,361
                                                                                                      ---------------------
                    MEDICAL - TOOLS (1.19%)
          827,858   Agensys, Inc., Series C *, (a)                                                              1,955,815
                                                                                                      ---------------------
                    MEDICAL DEVICE (1.15%)
        9,559,200   Cryocor, Inc., Series D *, (a)                                                              1,896,545
                                                                                                      ---------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (0.13%)
        1,016,253   Amnis Corporation, Series B-1 *, (a)                                                          217,319
          395,114   Amphora Discovery Corp., Series A *, (a)                                                           --
          615,812   LumiCyte, Inc., Series B *, (a)                                                                    --
          369,549   Molecular Staging, Inc., Series D *, (a)                                                           --
                                                                                                      ---------------------
                                                                                                                  217,319
                                                                                                      ---------------------
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (4.13%)
          268,815   Avalon Pharmaceuticals, Inc., Series B *, (a)                                                 711,204

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


                                                                                                              MARKET VALUE/
            SHARES                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------

                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (CONTINUED)
        1,092,657   ChemoCentryx, Inc., Series B *, (a)                                               $         2,840,908
          481,688   ChemoCentryx, Inc., Series B *, (a)                                                         1,252,389
          862,381   Neogenesis Drug Discovery, Inc., Series D *, (a)                                            1,992,100
                                                                                                      ---------------------
                                                                                                                6,796,601
                                                                                                      ---------------------
                    THERAPEUTICS (6.64%)
        1,145,948   ARYX Therapeutics, Seried D *, (a)                                                          1,896,544
        1,702,846   ARYX Therapeutics, Series C *, (a)                                                          2,818,210
          136,000   DOV Pharmaceutical, Inc. *                                                                  1,860,480
        1,352,869   Xenoport, Inc., Series B *, (a)                                                             3,382,172
          189,655   Xenoport, Inc., Series C *, (a)                                                               474,138
          206,996   Xenoport, Inc., Series D *, (a)                                                               517,490
                                                                                                      ---------------------
                                                                                                               10,949,034
                                                                                                      ---------------------
                    TOTAL PREFERRED STOCKS (Cost $39,658,706)                                                  32,933,567
                                                                                                      ---------------------
                    WARRANTS (2.59%)
                    ----------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.01%)
           28,174   Auxilium Pharmaceuticals, Inc. $5.625, 10/30/10 *, (a)                                         10,001
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (2.50%)
          391,681   LifeCell Corp., $1.92, 07/10/06 *                                                           2,733,933
           92,387   Molecular Staging, Inc., Series D, $7.38, 11/15/05, *, (a)                                         --
        6,581,142   Predix Pharmaceuticals Holdings, Inc., $0.01, 08/08/08 *, (a)                               1,384,475
                                                                                                      ---------------------
                                                                                                                4,118,408
                                                                                                      ---------------------
                    THERAPEUTICS (0.08%)
          410,930   Amnis Corporation, Inc., Series B-2, $1.25,11/20/06 *, (a)                                         --
          124,178   DOV Pharmaceuticals, Inc., $16.00, 07/31/06 *, (b)                                                 --
           53,767   Xenoport, Inc., 01/15/09 *, (a)                                                               133,880
                                                                                                      ---------------------
                                                                                                                  133,880
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $465,999)                                                              4,262,289
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $160,132,370)                                             178,257,144
                                                                                                      =====================
         TOTAL INVESTMENTS IN SECURITIES -- 108.22%                                                           178,257,144
                                                                                                      ---------------------
         OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.22%)                                               (13,535,881)
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       164,721,263
                                                                                                      =====================

 *  Non-income producing security.
**  Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value. The total market value of investments carried at fair value amounted to
    $34,461,923 which represented 20.92% of the net assets at March 31, 2005.
(b) Private investment in public equity (freely tradeable) at market value.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


                                                        DECEMBER 31, 2004
INVESTMENTS IN SECURITIES - BY COUNTRY              PERCENTAGE OF NET ASSETS %
--------------------------------------              --------------------------

UNITED STATES OF AMERICA                                       83.00
JAPAN                                                           9.40
SWITZERLAND                                                    10.16
GERMANY                                                         5.30
UNITED KINGDOM                                                  0.36






ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Juniper Crossover Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                           -----------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date      May 16, 2005
          ----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                           -----------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date      May 16, 2005
          ----------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Mascis
                           -----------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date      May 16, 2005
          ----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.